FINANCIAL INSTRUMENTS (Carrying Value and Estimated Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Restricted cash and investments	$ 1,795	$ 1,846
Restricted cash and investments, fair value	1,795	1,846
Financial liabilities:
Term Loans, fair value	6,312	9,384
Term Loans	$ 6,369	$ 9,556